Commitments and Contingencies - Narrative (Details) $ in Millions									12 Months Ended
	Feb. 25, 2022 motion	Feb. 03, 2022 motion	Oct. 29, 2021 motion	Mar. 26, 2021 motion	Oct. 20, 2016 USD ($)	Sep. 15, 2016 USD ($)	Jun. 10, 2016 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Dec. 31, 2021 USD ($) lawsuit numberOfSymbol numberOfTimesThePrizeBoxAmount
Loss Contingencies [Line Items]
Provisions for litigation matters									$ 4.0
Number of times the prize to be received | numberOfTimesThePrizeBoxAmount									5
Number of symbols in a pattern revealed to obtain prize | numberOfSymbol									3
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit									4
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff								1,200
Number of motions | motion			2	2
Steele, et al. v. GTECH Corporation | Subsequent event
Loss Contingencies [Line Items]
Number of motions | motion	3	2
Number of denied motions | motion	1
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds									1 year
Minimum | Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed								$ 500.0
Minimum | Guerra v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed							$ 0.5
Minimum | Wiggins v. IGT Global Solutions Corp.
Loss Contingencies [Line Items]
Damages claimed						$ 1.0
Minimum | Campos et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed					$ 1.0